Document And Entity Information	Jul. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 15, 2022, ADTRAN Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Filing”) with the United States Securities and Exchange Commission to report the settlement on July 15, 2022 (the “Exchange Offer Settlement Date”) of its public offer to exchange each issued and outstanding no-par value bearer share of ADVA Optical Networking SE, a company organized and existing under the laws of Germany (“ADVA”), for 0.8244 shares of common stock, par value $0.01 per share, of the Company (the “Exchange Offer”). As disclosed in the Initial Filing, the Company acquired 33,957,538 bearer shares of ADVA at the settlement of the Exchange Offer, representing approximately 65.43% of ADVA’s outstanding bearer shares as of the Exchange Offer Settlement Date. This Current Report on Form 8-K/A (this “Amendment”) (i) amends and supplements Item 9.01 of the Initial Filing to present certain financial statements of ADVA and to present certain unaudited pro forma condensed combined financial information in connection with the settlement of the Exchange Offer and (ii) provides supplemental information under Item 5.02 of the Initial Filing regarding compensation arrangements between ADVA and one of the newly appointed directors of the Company.The unaudited pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company would have achieved had the Exchange Offer settled as of the dates presented in the pro forma financial information and is not intended to project the future results of operations that the Company may achieve in the future. Except as described above, all other information in the Initial Filing remains unchanged.
Document Period End Date	Jul. 15, 2022
Entity Registrant Name	ADTRAN Holdings, Inc.
Entity Central Index Key	0000926282
Entity Emerging Growth Company	false
Entity File Number	001-41446
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2164282
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	256
Local Phone Number	963-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	ADTN
Security Exchange Name	NASDAQ